Convertible Loan - Additional Information (Details)			1 Months Ended	12 Months Ended
	Oct. 31, 2019	Apr. 04, 2019 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Class Of Stock [Line Items]
Cash received from Convertible loan				¥ 1,174,616,692	$ 168,723,131
Alibaba Investment Limited | Convertible Loan Agreement
Class Of Stock [Line Items]
Aggregate principal amount of convertible loan		$ 171,100,000
Convertible loan interest rate per anum		3.00%
Convertible loan mature period		3 years
Conversion price per share | $ / shares		$ 60.00
Convertible loan maturity date		Apr. 04, 2022
Cash received from Convertible loan					$ 171,100,000
Accrued interest | ¥				26,900,000
Carrying value convertible loan | ¥				¥ 1,218,900,000
Alibaba Investment Limited | Convertible Loan Agreement | Subsequent Event
Class Of Stock [Line Items]
Additional consideration exchanged in return for two conversion date extensions			$ 0
Alibaba Investment Limited | Convertible Loan Agreement | Class A Ordinary Shares
Class Of Stock [Line Items]
Number of calendar days for convertible loan convertible into ordinary shares		240 days
Number of calendar days for convertible loan pursuant to supplemental agreement	422 days
Alibaba Investment Limited | Convertible Loan Agreement | Class A Ordinary Shares | Subsequent Event
Class Of Stock [Line Items]
Number of calendar days for convertible loan pursuant to supplemental agreement			605 days
Alibaba Investment Limited | Convertible Loan Agreement | American Depositary Shares
Class Of Stock [Line Items]
Conversion price per share | $ / shares		$ 15.00